Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share
Loss per share

Note 16 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2025	2024	2023
Net loss attributable to ordinary shareholders of TROOPS	$(27,905)	$(13,413)	$(1,719)

Weighted average shares used in calculating loss per share – basic and diluted	120,705,660	102,240,818	101,597,998

Loss per share – basic and diluted	$(0.23)	$(0.13)	$(0.02)
Net loss per share – basic and diluted	$(0.23)	$(0.13)	$(0.02)

As of December 31, 2025, 2024 and 2023, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.